UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Address of principal executive offices)

 (Zip code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Bread & Butter Fund

22ND CENTURY GROUP INC

Ticker Symbol:XXII	Cusip Number:90137F103
Record Date: 2/28/2014	Meeting Date: 4/12/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of amendment to our articles of incorporation to provide for a classified board of Directors	Against	Issuer	For	Against
2	Election of Directors: 01. James W Cornell 02. Henry Sicignano III 03. Joseph Pandolfino 04. Joseph Alexander Dunn 05. Richard M Sanders	For	Issuer	For	With
3	Resolved that the stockholders of 22nd Century Group Inc approve on an advisory basis the 2013 compensation of the company's named executive officers	For	Issuer	For	With
4	Approval of the 22nd Century Group Inc. 2014 Omnibus incentive	For	Issuer	For	With
5	Ratification of appointment of Freed Maxick CPAs as independent registered public accountig firm for fiscal year 2014	For	Issuer	For	With

AMERICAN INTERNATIONAL GROUP INC.

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 3/17/2014	Meeting Date: 5/12/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Robert H Benmosche 1b. W Don Cornwell 1c. Peter R Fisher 1d. John H Fitzpatrick 1e. William G Jurgensen 1f. Christopher S Lynch 1g. Arthur C Martinez 1h. George L Miles Jr. 1i. Henry S Miller 1j. Robert S Miller 1k. Suzanne Nora Johnson 1l. Ronald A Rittenmeyer 1m. Douglas M Steenland 1n. Theresa M Stone	For	Issuer	For	With
2	To vote on non-binding advisory basis to approve executive compensation	For	Issuer	For	With
3	To act upon a proposal to amend and restate AIG's Restated certificates of incorporation to continue to restrict certain transfers of AIG common stock in order to protect AIG's tax attributes	For	Issuer	For	With
4	To act upon a proposal to ratify the amendment to extend the expiration of the American International Group Inc. Tax Asset Protection Plan	For	Issuer	For	With
5	To ratify the selection of Pricewaterhouse Coopers LLP as AIGs independent registered public accounting firm for 2014	For	Issuer	For	With

BERKSHIRE HATHAWAY INC

Ticker Symbol:BRK-B	Cusip Number:084670702
Record Date: 3/5/2014	Meeting Date: 5/3/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01.Warren E Buffett 02. Charles T Munger 03. Howard G Buffett 04. Stephen B Burke 05. Susan L Decker 06. William H Gates 07. David S Gottesman 08. Charlotte Guyman 09. Donald R Keough 10. Thomas S Murphy 11. Ronald L Olson 12. Walter Scott Jr. 13. Meryl B Witmer	For	Issuer	For	With
2	Non binding resolution to approve the compensation of the company's named executive officers	For	Issuer	For	With
3	Non-binding resolution to determine the frequency with which shareholders of the company shall be entitled to have an advisory vote of executive compensation	Against	Issuer	For	Against
4	Regarding greenhouse gas and other air emissions	Against	Stockholder	Against	With
5	Proposal regarding dividends	Against	Stockholder	Against	With

CENTRAL GOLDTRUST

Ticker Symbol:GTU	Cusip Number:153546106
Record Date: 2/27/2014	Meeting Date: 4/24/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Brian E Felske 02. Glenn C Fox 03. Bruce D Heagle 04. Ian M T Mcavity 05. Michael A Parente 06. Jason A Schwandt 07. J C Stefan Spicer	For	Issuer	For	With
2	The Re-appointment of the auditors and authorizing the board of trustees to fix their remuneration	For	Issuer	For	With

CHIPMOS TECHNOLOGIES LTD.

Ticker Symbol:IMOS	Cusip Number:G2110R114
Record Date: 7/1/2013	Meeting Date: 8/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. John Yee Woon Seto 02.Chao-Jung Tsai 03. Rong Hsu	For	Issuer	For	With
2	Re-appoint our independent auditors to hold office until the next annual general meeting	For	Issuer	For	With

COEUR MINING INC.

Ticker Symbol:CDE	Cusip Number:192108504
Record Date: 3/17/2014	Meeting Date: 5/13/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Linda L Adamany 02. Kevin S Crutchfield 03. Sebastion Edwards 04. Randolph E Gress 05. Mitchell J Krebs 06. Robert E Mellor 07. John H Robinson 08. J Kenneth Thompson	For	Issuer	For	With
2	Advisory resolution to approve executive compensation	Against	Issuer	For	Against
3	Ratification of the appointment of KPMG LLP as the company's independent public accounting firm for 2014	For	Issuer	For	With

CONSOLIDATED TOMOKA LAND CO

Ticker Symbol:CTO	Cusip Number:210226106
Record Date: 2/28/2014	Meeting Date: 4/23/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1.1 John P Albright 1.2 John J Allen 1.3 Jeffrey B Fuqua 1.4 William L Olivari 1.5 Howard C Serkin 1.6 A Chester Skinner III 1.7 Thomas P Warlow III	For	Issuer	For	With
2	Ratification of the appointment by our audit committee of Grant Thornton LLP as our independent registered public accounting firm for fiscal year 2014	For	Issuer	For	With
3	Amendment to increase the number of shares authorized for issuance under the amended and restated 2010 equity incentive plan	For	Issuer	For	With
4	Advisory vote to approve executive compensation	For	Issuer	For	With

ENSCO PLC

Ticker Symbol:ESV	Cusip Number:G3157S106
Record Date: 3/28/2014	Meeting Date: 5/19/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. J Roderick Clark 1b. Roxanne J Decyk 1c. Mary E Francis CBE 1d. C Christopher Gaut 1e. Gerald W Haddock 1f. Francis S Kalman 1g. Daniel W Rabun 1h. Keith O Rattie 1i. Paul E Rowsey III	For	Issuer	For	With
10	To approve a capital reorganization	For	Issuer	For	With
11	To approve the disapplication of pre-emption rights	For	Issuer	For	With
2	To authorize the Board of Directors to allot shares	For	Issuer	For	With
3	To ratify the audit committee's appointment of KMPG LLP as our US independent registered public accounting firm for the year ended 31 December 2014	For	Issuer	For	With
4	To re-appoint KPMG Audit PLC as our UK statutory auditors under the UK Companies Act 2006	For	Issuer	For	With
5	To authorize the Audit Committee to determine our UK stautory auditor's remuneration	For	Issuer	For	With
6	To approve the Director's Remuneration Policy	For	Issuer	For	With
7	A non-binding advisory vote to approve the Directors' Remuneration Report for the year ended 31 December 2013	For	Issuer	For	With
8	A non-binding advisory vote to approve the compensation of our named executive officers	For	Issuer	For	With
9	A non-binding advisory vote to approve the reports of the auditors and the directors and the UK statutory accounts for the year ended 31 December 2013	For	Issuer	For	With

GENERAL MOTORS COMPANY

Ticker Symbol:GM	Cusip Number:37045V100
Record Date: 4/11/2014	Meeting Date: 6/10/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Joseph J Ashton 1b. Mary T Barra 1c. Erroll B Davis Jr 1d. Stephen J Girsky 1e. E Neville Isdell 1f. Kathryn V Marinello 1g. Michael G Mullen 1h. James J Mulva 1i. Patricia F Russo 1j. Thomas M Schoewe 1k. Theodore M Solso 1l. Carol M Stephenson	For	Issuer	For	With
2	Ratification of the selection of Deloitte & Touche LLP as GMs independent registered public accounting firm for 2014	For	Issuer	For	With
3	Advisory vote to approve executive compensation	Against	Issuer	For	Against
4	Advisory vote to approve the frequency of a stockholder advisory vote on executive compensation	For	Issuer	For	With
5	Approval of the GM Company 2014 short term incentive plan	Against	Issuer	For	Against
6	Approval of the GM Company 2014 Long term incentive plan	Against	Issuer	For	Against
7	Cumulative voting	Against	Stockholder	Against	With
8	Independent Board Chairman	Against	Stockholder	Against	With

GENWORTH FINANCIAL INC

Ticker Symbol:GNW	Cusip Number:37247D106
Record Date: 3/21/2014	Meeting Date: 5/15/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1A. William H Bolinder 1B. G Kent Conrad 1C. Melina E Higgins 1D. Nancy J Karch 1E. Thomas J Mcinerney 1F. Christine B Mead 1G. David M Moffett 1H. Thomas E Moloney 1I. James A Parke 1J. James S Riepe	For	Issuer	For	With
2	Advisory Vote to approve named executive officer compensation	For	Issuer	For	With
3	Ratification of the selection of KPMG LLP as the independent registered public accounting firm for 2014	For	Issuer	For	With
4	Political Contributions proposal	Against	Stockholder	Against	With

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 2/25/2014	Meeting Date: 4/24/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Election of Directors: 1a. Mary Sue Coleman 1b. James G Cullen 1c. Ian E L Davis 1d. Alex Gorsky 1e. Susan L Lindquist 1f. Mark B McClellan 1g. Anne M Mulcahy 1h. Leo F Mullin 1i. William D Perez 1j. Charles Prince 1k. A Eugene Washington 1. Ronald A Williams	For	Issuer	For	With
2	Advisory Vote to approve executive officer compensation	For	Issuer	For	With
3	Ratification of appointment of registered public accounting Firm for 2014	For	Issuer	For	With
4	Executives to retain significant stock	For	Stockholder	Against	Against

LOEWS CORP

Ticker Symbol:L	Cusip Number:540424108
Record Date: 3/19/2014	Meeting Date: 5/13/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Lawrence S Bacow 1b. Ann E Berman 1c. Joseph L Bower 1d. Charles M Diker 1e. Jacob A Frenkel 1f. Paul J Fribourg 1g. Walter L Harris 1h. Philip A Laskawy 1i. Ken Miller 1j. Andrew H Tisch 1k. James S Tisch 1l. Jonathan M Tisch 1m. Anthony Welters	For	Issuer	For	With
2	Approve on an advisory basis executive compensation	Against	Issuer	For	Against
3	Ratify Deloitte & Touche LLP as independent auditors	For	Issuer	For	With

MICRON TECHNOLOGY INC

Ticker Symbol:MU	Cusip Number:595112103
Record Date: 11/25/2013	Meeting Date: 1/23/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1.1 Robert L Bailey 1.2 Richard M Beyer 1.3 Patrick J Byrne 1.4 D Mark Durcan 1.5 Warren East 1.6 Mercedes Johnson 1.7 Lawrence N Mondry 1.8 Robert E Switz	For	Issuer	For	With
2	To approve the amended and restated 2007 equity incentive plan and increase the shares reserved for issuance by 45,000,000	Against	Issuer	For	Against
3	To approve the amended and restated 2004 equity incentive plan to provide that future stock options and stock appreciation rights granted under the plan may have a maximum term of 8 years instead of 6 years	Against	Issuer	For	Against
4	To ratify the appointment of Pricewaterhouse Coopers LLP as the independent registered public accounting firm of the company for the fiscal year ending August 28, 2014	For	Issuer	For	With
5	To approve a non-binding resolution to approve the compensation of our named executuve officers as described in the statement	Against	Issuer	For	Against

NOBLE CORPORATION

Ticker Symbol:NE	Cusip Number:G65431101
Record Date: 8/28/2013	Meeting Date: 10/11/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of the merger agreement	For	Issuer	For	With

NOBLE CORPORATION

Ticker Symbol:NE	Cusip Number:G65431101
Record Date: 4/25/2014	Meeting Date: 6/10/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2,3	Election of Directors: 01. Scott D Josey 02. Jon A Marshall 03. Mary P Ricciardello	For	Issuer	For	With
10	Amendment to the Company's Articles of Association to permit dividends in specie of shares of Paragon Offshore Ltd	For	Issuer	For	With
11	Amendment to the Company's Articles of Association to declassify the board of directors	For	Issuer	For	With
4	Ratification of appointment of PricewaterhouseCoopers LLP as independent Registered Public Accounting Firm for fiscal year 2014	For	Issuer	For	With
5	Re-appointment of PricewaterhouseCoopers LLP as the Company's UK statutory auditor	For	Issuer	For	With
6	Authorization of Audit Committee to determine UK statutory auditors' compensation	For	Issuer	For	With
7	An advisory vote on the Company's executive compensation	Against	Issuer	For	Against
8	An advisory vote on the Company's Directors' Compensation report for the year ended December 31, 2013	For	Issuer	For	With
9	Approval of the Company's Directors' Compensation Policy	Against	Issuer	For	Against

PHILIP MORRIS INTERNATIONAL INC

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/14/2014	Meeting Date: 5/7/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Harold Brown 1b. Andre Calantzopoulos 1c. Louis C Camilleri 1d. Jennifer Li 1e. Sergio Marchionne 1f. Kalpana Morparia 1g. Lucio A Noto 1h. Robert B Polet 1i. Carlos Slim Helu 1j. Stephen M Wolf	For	Issuer	For	With
2	Ratification of the selection of the independent auditors	For	Issuer	For	With
3	Advisory Vote approving executive compensation	Against	Issuer	For	Against
4	Lobbying proposal	Against	Stockholder	Against	With
5	Animal Testing proposal	Against	Stockholder	Against	With

STATOIL ASA

Ticker Symbol:STO	Cusip Number:85771P102
Record Date: 3/31/2014	Meeting Date: 5/14/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	Declaration on stipulation of salary and other remuneration for executive management	For	Issuer	For	With
11	Approval of remuneration of the company's external auditor for 2013	For	Issuer	For	With
12	Election of members to the corporate assembly 12a. Olaug Svarva 12b. Idar Kreutzer 12c. Karin Aslaksen 12d. Greger Mannsvek 12e. Steinar Olsen 12f. Ingvald Strommen 12g. Rune Bjerke 12h. Siri Kalvig 12i. Barbro Haetta 12j. Terje Venold 12k Tone Lunde Bakker 12l. Linda Litlekalsoy Aase 12m. Arthur Sletteberg 12n. Bassim Haj 12o. Nina Kivijervi Jonassen 12p. Birgitte Vartdal	For	Issuer	For	With
13	Determination of remuneration for the corporate assembly	For	Issuer	For	With
14	Election of members to the nomination committee: 14a. Chair Olaug Svarva 14b. Tom Rathke 14c. Elisabeth Berge with personal deputy member Johan A Alstad 14d. Tone Lunde Bakker	For	Issuer	For	With
15	Determination of remuneration for the nomination committee	For	Issuer	For	With
16	Authorization to distribute dividend based on approved annual accounts for 2013	For	Issuer	For	With
17	Authorization to acquire Statoil ASA shares in the market in order to continue operation of the share saving plan for employees	For	Issuer	For	With
18	Authorization to acquire Statoil ASA shares in the market for subsequent annulment	For	Issuer	For	With
19	Statoil's activities	Against	Stockholder	N/A	N/A
3	Election of the chair for the meeting	For	Issuer	For	With
4	Approval of the notice and the agenda	For	Issuer	For	With
5	Election of two persons to co-sign the minutes together with the chair of the meeting	For	Issuer	For	With
6	Approval of the annual report and accounts for Statoil ASA and the Statoil group for 2013	For	Issuer	For	With
7	Statoil's activities in Canada	For	Stockholder	N/A	N/A
8	Statoil's activities in the Arctic	For	Stockholder	N/A	N/A
9	Report on Corporate Governance	For	Issuer	For	With

TEVA PHARMACEUTICAL INDUSTRIES LTD

Ticker Symbol:TEVA	Cusip Number:8816224209
Record Date: 7/25/2013	Meeting Date: 8/27/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors to serve until 2016 Annual Meeting of shareholders 1a Prof. Moshe Many 1b. Dr. Arie Belldegrun 1c. Mr. Amir Elstein 1d. Prof. Yitzhak Peterburg	For	Issuer	For	With
2a	President and CEO Cash Bonus Incentives 2a. Approve the payment of a cash bonus to the Company's President and CEO in respect of 2012 in an amount of $1,203,125	For	Issuer	For	With
2b	Approve bonus objectives and payout terms for the year 2013 for the Company's President and CEO	For	Issuer	For	With
3	Approve a Compensation Policy with respect to the terms of office and employment of the Company's "office holders"	For	Issuer	For	With
4	Approve the resolution of the Board of Directors to declare and distribute the cash dividends for the first and secopnd quarters of the year ending December 31, 2102 paid in two installments in an aggregate amount of approximately US$0.51 per ordinary share or ADS	For	Issuer	For	With
5	approve Kesselman & Kesselman a member of PricewaterhouseCoopers International Ltd. as the Company's independent registered public accounting firm until the 2014 annual meeting of shareholders	For	Issuer	For	With

TYSON FOODS INC.

Ticker Symbol:TSN	Cusip Number:902494103
Record Date: 12/2/2013	Meeting Date: 1/31/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. John Tyson 1b. Kathleen M Bader 1c. Gaurdie E Banister Jr 1d. Jim Kever 1e. Kevin M McNamara 1f. Brad T Sauer 1g. Robert Thurber 1h. Babara A Tyson 1i. Albert C Zapanta	For	Issuer	For	With
2	Approve an advisory resolution regarding the compensation of the company's named executive officers	For	Issuer	For	With
3	Ratify Pricewaterhous Coopers LLP as the independent registered public accounting firm for the company for the fiscal year ending September 27, 2014	For	Issuer	For	With
4	To consider and act upon the shareholder proposal described in the proxy statement if properly presented at the Annual Meeting	For	Stockholder	Against	Against
5	To consider and act upon such other business as may properly come before the Annual Meeting of shareholders	For	Issuer	N/A	N/A

WALMART STORES INC

Ticker Symbol:WMT	Cusip Number:931142103
Record Date: 4/11/2014	Meeting Date: 6/6/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Aida M Alvarez 1b. James I Cash Jr 1c. Roger C Corbett 1d. Pamela J Craig 1e. Douglas N Daft 1f. Michael T Duke 1g. Timothy P Flynn 1h. Marissa A Mayer 1i. C Douglas McMillon 1j. Gregory B Penner 1k. Steven S Reinemund 1l. Jim C Walton 1m. S Robson Walton 1n. Linda S Wolf	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as indpendent accountants	For	Issuer	For	With
3	Advisory Vote to approve named executive officer compensation	For	Issuer	For	With
4	Request for independent chairman policy	Against	Stockholder	Against	With
5	Request for annual report on recoupment of executive pay	For	Stockholder	Against	Against
6	Request for annual report on lobbying	Against	Issuer	Against	With

YAHOO! INC

Ticker Symbol:YHOO	Cusip Number:984332106
Record Date: 4/28/2014	Meeting Date: 6/25/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. David Filo 1b. Susan M James 1c. Max R Levchin 1d. Marissa A Mayer 1e. Thomas J Mcinerney 1f. Charles R schwab 1g. H Lee Scott Jr 1h. Jane E Shaw PhD 1i. Maynard G Webb Jr	For	Issuer	For	With
2	Approval on an advisory basis of the Company's executive compensation	For	Issuer	For	With
3	Approval of amendment and restatement of the Company's 1995 stock Plan	For	Issuer	For	With
4	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm	For	Issuer	For	With
5	approval of an amendment to the Company's Bylaws to provide shareholders with the right to call special meetings	For	Issuer	For	With
6	Board committee on human rights, if properly presented at the annual meeting	Against	Stockholder	Against	With
7	Lobbying disclosure if properly presented at the annual meeting	Against	Stockholder	Against	With
8	Political contributions disclosure if properly presented at the annual meeting	Against	Stockholder	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

* /s/James B. Potkul

President/Principal Financial Officer

Date: July 24, 2014

*Print the name and title of each signing officer under his or her signature.